T. ROWE PRICE Communications & Technology Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.7%
FINANCIAL SERVICES  7.7%
Other Financial Services  1.3%
iCapital, Acquisition Date: 3/10/25, Cost $9,181 (1)(2)(3) 655,817 9,181
NU Holdings, Class A (1) 87,500 896
Tradeweb Markets, Class A  736,900 109,400
119,477
Payments  6.4%
Fiserv (1) 768,100 169,619
Mastercard, Class A  391,000 214,315
Stripe, Class B, Acquisition Date: 5/18/21, Cost $7,901 (1)(2)(3) 196,898 6,990
Visa, Class A  614,700 215,428
606,352
Total Financial Services 725,829
HARDWARE  4.0%
Consumer Electronics  4.0%
Apple  1,281,800 284,726
Sony Group (JPY)  3,721,800 94,173
Total Hardware 378,899
INDUSTRIALS  1.6%
Other Industrials  1.6%
Roper Technologies  263,500 155,354
Total Industrials 155,354
INTERNET  27.1%
China Internet Media/Advertising  1.0%
Tencent Holdings (HKD)  1,457,600 93,135
93,135
Rest of World Internet Retail  2.3%
Coupang (1) 1,472,800 32,299
MercadoLibre (1) 95,800 186,893
219,192
U.S. Internet Media/Advertising  16.3%
Alphabet, Class C  3,573,060 558,219
AppLovin, Class A (1) 349,309 92,556
Meta Platforms, Class A  1,488,602 857,971
Pinterest, Class A (1) 404,179 12,530
Trade Desk, Class A (1) 207,235 11,340
1,532,616

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
U.S. Internet Retail  3.3%
Amazon.com (1) 1,116,300 212,387
Carvana (1) 485,900 101,592
313,979
U.S. Internet Services  4.2%
Airbnb, Class A (1) 7,592 907
Booking Holdings  39,272 180,922
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $39,325 (1)
(2)(3) 23,072 43,670
DoorDash, Class A (1) 653,623 119,463
GoDaddy, Class A (1) 300,200 54,078
Houzz, Acquisition Date: 6/3/14, Cost $1,400 (1)(2)(3) 186,860 6
399,046
Total Internet 2,557,968
IT SERVICES  0.7%
IT Services  0.7%
Fair Isaac (1) 35,900 66,205
Total IT Services 66,205
MEDIA & ENTERTAINMENT  22.1%
Direct-to-Consumer Subscription Services  13.0%
Duolingo (1) 150,100 46,612
Netflix (1) 963,480 898,474
Spotify Technology (1) 500,700 275,400
1,220,486
Diversified Media  0.5%
Walt Disney  457,810 45,186
45,186
Live Entertainment  3.5%
Liberty Media Corp-Liberty Formula One, Class C (1) 1,259,600 113,376
Live Nation Entertainment (1)(4) 928,807 121,284
TKO Group Holdings  591,100 90,326
324,986
Publishing  0.4%
News, Class A  1,218,400 33,165
33,165
Video Gaming  4.7%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $25,082 (1)(2)(3) 35,499 18,358
Nintendo (JPY)  4,420,300 300,482

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Take-Two Interactive Software (1) 575,000 119,169
438,009
Total Media & Entertainment 2,061,832
SEMICONDUCTORS  2.4%
Digital Systems  1.1%
NVIDIA  921,800 99,905
99,905
Foundry  0.7%
Taiwan Semiconductor Manufacturing, ADR  398,500 66,151
66,151
Processors  0.5%
Advanced Micro Devices (1) 54,200 5,568
Broadcom  219,000 36,667
QUALCOMM  32,600 5,008
47,243
Semiconductor Capital Equipment  0.1%
ASML Holding  21,300 14,114
14,114
Total Semiconductors 227,413
SOFTWARE  8.0%
Back-Office Applications Software  0.0%
Intuit  1,500 921
Samsara, Class A (1) 44,600 1,710
2,631
Collaboration and Productivity Software  1.1%
ServiceNow (1) 135,892 108,189
108,189
Front-Office Applications Software  0.0%
Salesforce  3,600 966
966
Industry-Specific Software  4.0%
Constellation Software (CAD)  52,516 166,315
Constellation Software, Warrants, 3/31/40 (CAD) (1)(3) 50,816 —
Descartes Systems Group (1) 532,600 53,702
Shopify, Class A (1) 1,170,270 111,737
Tyler Technologies (1) 82,101 47,733
379,487

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Infrastructure and Developer Tool Software  1.9%
Microsoft  470,600 176,659
176,659
Security Software  1.0%
Crowdstrike Holdings, Class A (1) 65,300 23,024
Fortinet (1) 779,300 75,015
Socure, Acquisition Date: 12/22/21, Cost $2,073 (1)(2)(3) 129,020 537
98,576
Total Software 766,508
TELECOM SERVICES  20.8%
European Telecom  4.5%
Deutsche Telekom (EUR)  11,423,577 421,758
421,758
Towers  1.9%
American Tower, REIT  704,600 153,321
Crown Castle, REIT  271,600 28,309
181,630
U.S. Cable/Satellite  3.3%
Charter Communications, Class A (1) 509,400 187,729
Comcast, Class A  2,215,885 81,766
Liberty Broadband, Class C (1) 436,003 37,082
306,577
U.S. Wireless  11.1%
AT&T  12,070,800 341,362
T-Mobile U.S.  2,455,730 654,968
Verizon Communications (4) 1,022,872 46,397
1,042,727
Total Telecom Services 1,952,692
Total Miscellaneous Common Stocks  3.3% (5) 307,565
Total Common Stocks (Cost $5,055,940) 9,200,265
CONVERTIBLE PREFERRED STOCKS  1.4%
INDUSTRIALS  0.1%
Transportation Technology Services  0.1%
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $10,915 (1)
(2)(3) 127,117 13,468
Total Industrials 13,468

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
INTERNET  0.8%
China Internet Media/Advertising  0.7%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $11,186 (1)
(2)(3) 226,945 61,407
61,407
U.S. Internet Services  0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $2,560 (1)(2)(3) 1,502 2,843
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $368 (1)(2)(3) 216 409
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $39 (1)(2)(3) 23 43
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $3 (1)(2)(3) 2 4
Flexe, Series C, Acquisition Date: 11/18/20, Cost $7,501 (1)(2)
(3) 616,504 3,230
Flexe, Series D, Acquisition Date: 4/7/22, Cost $2,818 (1)(2)(3) 138,152 724
Houzz, Series D, Acquisition Date: 6/3/14, Cost $4,200 (1)(2)(3) 560,560 90
7,343
Total Internet 68,750
SOFTWARE  0.5%
Collaboration and Productivity Software  0.1%
Formagrid, Series F, Acquisition Date: 12/8/21,
Cost $30,420 (1)(2)(3) 162,425 9,476
9,476
Infrastructure and Developer Tool Software  0.4%
Databricks, Series G, Acquisition Date: 2/1/21, Cost $5,349 (1)
(2)(3) 90,486 8,370
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $16,290 (1)(2)(3) 221,679 20,505
Databricks, Series I, Acquisition Date: 9/14/23, Cost $3,418 (1)
(2)(3) 46,502 4,301
Databricks, Series J, Acquisition Date: 12/17/24,
Cost $5,099 (1)(2)(3) 55,120 5,099
38,275
Security Software  0.0%
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,520 (1)
(2)(3) 156,804 652
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,068 (1)
(2)(3) 128,696 535
Socure, Series B, Acquisition Date: 12/22/21, Cost $37 (1)(2)(3) 2,328 10

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Socure, Series E, Acquisition Date: 10/27/21, Cost $4,793 (1)
(2)(3) 298,293 1,241
2,438
Total Software 50,189
Total Convertible Preferred Stocks (Cost $109,584) 132,407
SHORT-TERM INVESTMENTS  1.9%
Money Market Funds  1.9%
T. Rowe Price Treasury Reserve Fund, 4.39% (6)(7) 176,973,780 176,974
Total Short-Term Investments (Cost $176,974) 176,974
SECURITIES LENDING COLLATERAL  0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.39% (6)(7) 155,350 155
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 155
Total Securities Lending Collateral (Cost $155) 155
Total Investments in Securities  101.0%
(Cost $5,342,653) $ 9,509,801
Other Assets Less Liabilities (1.0)% (90,999)
Net Assets 100.0% $ 9,418,802
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $211,149 and represents 2.2% of net assets.
(3) Level 3 in fair value hierarchy.
(4) All or a portion of this security is on loan at March 31, 2025.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.

T. ROWE PRICE Communications & Technology Fund

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(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EUR Euro
HKD Hong Kong Dollar
JPY Japanese Yen
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Communications & Technology Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 4.39% — — 590
Totals $ —# $ — $ 590+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 9,229  ¤  ¤ $ 155
T. Rowe Price Treasury
Reserve Fund, 4.39% 41,819  ¤  ¤ 176,974
Total $ 177,129^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $590 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $177,129.

T. ROWE PRICE Communications & Technology Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Communications & Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Communications & Technology Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Communications & Technology Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Communications & Technology Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
March 31, 2025 (for further detail by category, please refer to the accompanying
Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2025, totaled $12,883,000 for the period ended March 31, 2025.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 8,026,663 $ 1,094,860 $ 78,742 $ 9,200,265
Convertible Preferred Stocks — — 132,407 132,407
Short-Term Investments 176,974 — — 176,974
Securities Lending Collateral 155 — — 155
Total $ 8,203,792 $ 1,094,860 $ 211,149 $ 9,509,801
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
3/31/25
Investment in Securities
Common Stocks $ 59,112 $ 10,449 $ 9,181 $ 78,742
Convertible Preferred Stocks 129,973 2,434 — 132,407
Total $ 189,085 $ 12,883 $ 9,181 $ 211,149

T. ROWE PRICE Communications & Technology Fund

which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F121-054Q1 03/25